Financial Assets and Financial Liabilities - Schedule of Trade and Other Receivables (Details) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024
Current
Trade receivables	[1]	$ 826,857	$ 607,436
Loss allowance		(35,466)	(16,233)
Accrued income – Australian R&D tax incentive refund	[2]	1,110,514	768,370
Other income receivables – R&D grants	[3]		28,000
Other receivables		23,688
Total		$ 1,925,593	$ 1,387,573

[1]	All trade receivables are non-interest bearing.
[2]	Receivables from the Australian Tax Office in relation to R&D tax incentive refund for the year.
[3]	The group has recognized $NIL EMDG grant in other income receivable for the current financial year (2024: $28,000).